Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Common shares	Share premium	Treasury shares	Hedging reserves	Translation reserves	Other reserves	Retained profit	Equity attributable to shareholders of TORM plc	Non-controlling interest
Equity at beginning of period at Dec. 31, 2022		$ 1,503.7	$ 0.8	$ 167.5	$ (4.2)	$ 39.9	$ (0.5)		$ 1,297.8	$ 1,501.3	$ 2.4
Comprehensive income/loss for the period:
Net profit for the period		339.1							339.4	339.4	(0.3)
Other comprehensive income for the period		(4.2)				(3.9)	(0.1)			(4.0)	(0.2)
Tax on other comprehensive income		0.9				0.9				0.9
Total comprehensive income for the period		335.8				(3.0)	(0.1)		339.4	336.3	(0.5)
Capital increase	[1]	54.7		54.7						54.7
Transaction costs of capital increase		(0.1)		(0.1)						(0.1)
Share-based compensation		8.8							8.8	8.8
Dividend paid		(336.6)							(336.6)	(336.6)
Total changes in equity for the period		62.6	0.0	54.6	0.0	(3.0)	(0.1)		11.6	63.1	(0.5)
Equity at end of period at Jun. 30, 2023		1,566.3	0.8	222.1	(4.2)	36.9	(0.6)		1,309.4	1,564.4	1.9
Equity at beginning of period at Dec. 31, 2022		1,503.7	0.8	167.5	(4.2)	39.9	(0.5)		1,297.8	1,501.3	2.4
Comprehensive income/loss for the period:
Net profit for the period		648.0
Total comprehensive income for the period		633.6
Capital increase		92.7
Equity at end of period at Dec. 31, 2023		1,666.1	0.9	260.0	(4.2)	25.6	(0.4)	$ 0.0	1,382.2	1,664.1	2.0
Comprehensive income/loss for the period:
Net profit for the period		403.4							404.3	404.3	(0.9)
Other comprehensive income for the period		(1.2)				(0.9)	(0.2)			(1.1)	(0.1)
Tax on other comprehensive income		0.1				0.1				0.1
Total comprehensive income for the period		402.3				(0.8)	(0.2)	0.0	404.3	403.3	(1.0)
Capital increase	[2]	227.8	0.1	227.7						227.8
Capital reduction		0.0		(320.0)				320.0
Transaction costs of capital increase		(0.6)		(0.6)						(0.6)
Share-based compensation		15.8							15.8	15.8
Dividend paid		(267.7)							(267.7)	(267.7)
Total changes in equity for the period		377.6	0.1	(92.9)	0.0	(0.8)	(0.2)	320.0	152.4	378.6	(1.0)
Equity at end of period at Jun. 30, 2024		$ 2,043.7	$ 1.0	$ 167.1	$ (4.2)	$ 24.8	$ (0.6)	$ 320.0	$ 1,534.6	$ 2,042.7	$ 1.0

[1]	¹⁾ During the period, the share capital was increased by USD 54.7m in total including an USD 48.5 m non-cash share issue in relation to purchase of three vessels.
[2]	¹⁾ During the period, share capital was increased by USD 227.8m in total including an USD 217.2m non-cash share issue in relation to purchase of 11 vessels.
²⁾ The Share premium reserve was reduced by USD 320.0m, as decided at the Annual General Meeting on 11 April 2024 and subsequent court approval, in order to create further distributable reserves to support: (i) the future payment by the Company of dividends to its shareholders; and (ii) share buy-backs should circumstances dictate it desirable.